Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible assets, net [Abstract]
Summary of Group's intangible assets
	December 31
	2013	2014
	RMB	RMB

Gross carrying amount
Software	5,477	17,304
Technology	17,121	17,145
Domain names	17,286	24,686
Brand names	-	94,120
Operating rights for licensed games	-	11,721
Others	-	18,300

Total of gross carrying amount	39,884	183,276

Less: accumulated amortization
Software	(3,209)	(5,944)
Technology	(4,054)	(6,035)
Domain names	(2,944)	(4,278)
Brand names	-	(1,728)
Operating rights for licensed games	-	(4,249)
Others	-	(774)

Total accumulated amortization	(10,207)	(23,008)

Less: impairment
Software	(550)	(6,234)

Intangible assets, net	29,127	154,034

Schedule of estimated amortization expenses
Amortization expense
of intangible assets

2015	31,190
2016	19,874
2017	17,105
2018	14,544
2019	12,844

Schedule of weighted average amortization periods of intangible assets
December 31,
	2013	2014

Domain names	15 years	15 years
Technology	5 years	5 years
Software	3 years	4 years
Brand names	-	11 years
Operating rights for licensed games	-	2 years
Others	-	4 years